Short Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total short term borrowings	$ 7,079	$ 8,661
Current maturities of long-term loans from financial institution [Member]
Linkage basis	NIS
Total short term borrowings	$ 5,523	6,299
Current maturities of long-term loans from financial institution [Member] | Minimum [Member]
Interest rate	2.25%
Current maturities of long-term loans from financial institution [Member] | Maximum [Member]
Interest rate	3.00%
Short-term credit from banks [Member]
Linkage basis	USD
Interest rate %	U.S Prime -0.2
Total short term borrowings	$ 688	2,362
Short-term credit from banks one [Member]
Linkage basis	NIS
Interest rate %	Israeli Prime + 0.8
Total short term borrowings	$ 868